Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Schedule of balances in foreign currencies
	June 30, 2018 balances CA$	June 30, 2017 balances CA$

Trade payables	79,858	164,226
Cash	41,459	39,251
Interest, taxes, and other receivables	14,618	99,397

Schedule of fair value of off-balance sheet risks
Cash and cash equivalents $	Insured amount $	Non-insured amount $

5,971,995	103,170	5,868,825